Financial Instruments and Risk Management - Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 9,576	$ 14,733
Canadian Dollar
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	4,173	12,427
Mexican Peso
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 5,403	$ 2,306